Supplemental Financial Information - Summary of Inventories (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw materials	$ 534,000	$ 433,000
Work-in-process	21,000	16,000
Total Inventories	$ 555,000	$ 448,771	$ 274,311